RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS

 NOTE 12 – RELATED PARTY TRANSACTIONS

Land Resources & Royalties LLC / Wabash Enterprises LLC

The Company may at times lease property from Land Resources & Royalties LLC (“LRR”) and enter into various other agreements with LRR and/or its parent company, Wabash Enterprises LLC, an entity owned and controlled by certain members of the Company’s management who are also directors and shareholders of the Company.  On January 24, 2022, Wabash Enterprises LLC invested $50,000 cash into the Company in the form of the Round A Convertible Note and 1,924 warrants issued under Warrant “A-3”.

Land Betterment Corporation

The Company may at times enter into agreements with Land Betterment Corporation, an entity controlled by certain members of the Company’s management who are also directors and shareholders of the Company.

American Resources Corporation

The Company may at times enter into agreements with American Resources Corporation, an entity controlled by certain members of the Company’s management who are also directors and shareholders of the Company.

Westside Advisors LLC

The Company may at times enter into agreements with Westside Advisors LLC, an entity controlled by certain members of the Company’s management who are also shareholders of the Company.  In October 2021, Westside Advisors LLC sold 250,000 LBX Tokens it owned to the Company in exchange for the Round A Convertible Note of $2,000,000 and 76,924 warrants (Warrant “A-2”); no cash was part of this consideration.

T Squared Partners LP

The Company may at times enter into agreements with T Squared Partners LP, an entity controlled by certain members of the Company's management who are also shareholders of the Company.  On October 2, 2021, T Squared Partners LP invested $250,000 cash into the Royalty in the form of the Round A Convertible Note and 9,616 warrants issued under Warrant “A-1”.  On January 31, 2022, T Squared Partners LP invested an additional $50,000 cash into the Royalty in the form of the Round A Convertible Note and 1,924 warrants issued under Warrant “A-5”.

White River Holdings LLC

The Company may at times enter into agreements with White River Holdings LLC, an entity controlled by certain shareholders of the Company.  On January 1, 2022, Royalty entered into a consulting agreement with White River Holdings LLC whereby we paid White River Holdings a monthly consulting fee.  On February 1, 2022, White River Holdings LLC invested $10,000 cash into the Company in the form of the Round A Convertible Note and 385 warrants issued under Warrant “A-6”.

First Frontier Capital LLC

The Company may at times enter into agreements with First Frontier Capital LLC, an entity controlled by the Company's management who are also shareholders of the Company.  On February 1, 2022, First Frontier Capital LLC invested $10,000 cash into the Company in the form of the Round A Convertible Note and 385 warrants issued under Warrant “A-7”.

NOTE 11 – RELATED PARTY TRANSACTIONS

Land Resources & Royalties LLC / Wabash Enterprises LLC

The Company may at times lease property from Land Resources & Royalties LLC (“LRR”) and enter into various other agreements with LRR and/or its parent company, Wabash Enterprises LLC, an entity owned and controlled by certain members of the Company’s management who are also directors and shareholders of the Company. On January 24, 2022, Wabash Enterprises LLC invested $50,000 cash into the Company in the form of the Round A Convertible Note and 1,924 warrants issued under Warrant “A-3”.

Land Betterment Corporation

The Company may at times enter into agreements with Land Betterment Corporation, an entity controlled by certain members of the Company’s management who are also directors and shareholders of the Company.

American Resources Corporation

The Company may at times enter into agreements with American Resources Corporation, an entity controlled by certain members of the Company’s management who are also directors and shareholders of the Company.

Westside Advisors LLC

The Company may at times enter into agreements with Westside Advisors LLC, an entity controlled by certain members of the Company’s management who are also shareholders of the Company. In October 2021, Westside Advisors LLC sold 250,000 LBX Tokens it owned to the Company in exchange for the Round A Convertible Note of $2,000,000 and 76,924 warrants (Warrant “A-2”); no cash was part of this consideration.

T Squared Partners LP

The Company may at times enter into agreements with T Squared Partners LP, an entity controlled by certain members of the Company’s management who are also shareholders of the Company. On October 2, 2021, T Squared Partners LP invested $250,000 cash into the Royalty in the form of the Round A Convertible Note and 9,616 warrants issued under Warrant “A-1”. On January 31, 2022, T Squared Partners LP invested an additional $50,000 cash into the Royalty in the form of the Round A Convertible Note and 1,924 warrants issued under Warrant “A-5”.

White River Holdings LLC

The Company may at times enter into agreements with White River Holdings LLC, an entity controlled by certain shareholders of the Company. On January 1, 2022, Royalty entered into a consulting agreement with White River Holdings LLC whereby we paid White River Holdings a monthly consulting fee. On February 1, 2022, White River Holdings LLC invested $10,000 cash into the Company in the form of the Round A Convertible Note and 385 warrants issued under Warrant “A-6”.

First Frontier Capital LLC

The Company may at times enter into agreements with First Frontier Capital LLC, an entity controlled by the Company’s management who are also shareholders of the Company. On February 1, 2022, First Frontier Capital LLC invested $10,000 cash into the Company in the form of the Round A Convertible Note and 385 warrants issued under Warrant “A-7”.

AMERICAN ACQUISITION OPPORTUNITY INC.
RELATED PARTY TRANSACTIONS

NOTE 6: RELATED PARTY TRANSACTIONS

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers could, but were not obligated to, loan the Company funds as may be required, of which up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant (“Working Capital Loans”). From inception to date, $760,000 has been advanced and repaid and as of September 30, 2023 $ 0 is outstanding. The advance bears no interest rate.

Administrative Services Arrangement

The Company’s Sponsor agreed, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay the Sponsor $10,000 per month for these services. As of September 30, 2023, $90,000 have been paid and $210,000 has been accrued and is owed under this agreement.

Promissory Note — Related Party

On March 22, 2022, the Sponsor agreed to loan the Company an aggregate of up to $800,000 to cover expenses related to Initial Public Offering pursuant to a promissory note (the "Note"). This loan was non-interest bearing and payable in full on or before March 22, 2023 or could be converted into equity on September 22, 2023. During the period ended, $777,294 has been advanced and repaid and as of September 30, 2023 $0 is outstanding.

NOTE 6: RELATED PARTY TRANSACTIONS

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers could, but were not obligated to, loan the Company funds as may be required, of which up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant (“Working Capital Loans”). From inception to date, $760,000 has been advanced and repaid and as of December 31, 2022, $0 is outstanding. The advance bears no interest rate.

Administrative Services Arrangement

The Company’s Sponsor agreed, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company agreed to pay the Sponsor $10,000 per month for these services. As of December 31, 2022, $120,000 is accrued and owed under this agreement.

Promissory Note — Related Party

On March 22, 2021, the Sponsor agreed to loan the Company an aggregate of up to $800,000 to cover expenses related to Initial Public Offering pursuant to a promissory note (the "Note"). This loan was non-interest bearing and payable in full on or before March 22, 2022 or could be converted into equity on March 22, 2022. From inception to date, $485,900 was advanced and repaid. As of December 31, 2021 December 31, 2022, $0 and $239,825 is outstanding, respectively.